COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended
Jun. 30, 2012
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
The Company has a non-cancelable lease for its office in Austin, Texas. The following table summarizes the Company’s future minimum payments as of June 30, 2012:

	Total	2012	2013	2014	Thereafter

Office leases	$206,721	$33,636	$68,206	$69,608	$35,271